DESCRIPTION OF PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF PLAN	DESCRIPTION OF PLAN
General

Tredegar Corporation and subsidiaries (collectively “Tredegar” or “the Company” or “Plan Sponsor”), which is primarily engaged in the manufacturing of aluminum extrusions, polyethylene films and polyester films, is a Virginia corporation. The Tredegar Corporation Retirement Savings Plan (“Plan”) was adopted by the Board of Directors of Tredegar (“the Board”) on June 14, 1989 and the Plan was effective as of July 1, 1989.

The Plan is subject to Titles I, II and III and is exempt from Title IV of the Employee Retirement Income Security Act of 1974 (“ERISA”). Title IV of ERISA provides for federally sponsored insurance for plans that terminate with unfunded benefits. No such insurance is provided to participants in this Plan; however, because the benefits that participants are entitled to receive are always equal to the value of their account balances, the Plan is always fully funded. The value of a participant's account may change from time to time. Each participant assumes the risk of fluctuations in the value of his or her account.

The Plan is a defined contribution plan. Information regarding plan benefits and vesting is provided in the Plan and related documents, which are available at Tredegar’s main office at 1100 Boulders Parkway, Richmond, Virginia. Effective January 1, 2019, the Plan was amended to make the Plan a safe harbor 401(k) plan and eliminate after-tax contributions.

The Plan is administered by the Company. Plan assets are held by Fidelity Management Trust Company (“Fidelity”), the trustee of the Plan.